LOCAL AND FOREIGN CURRENCY - Non-Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Other non-current financial assets	$ 162,013,278	$ 110,784,311
Other non-current non-financial assets	90,242,672	125,636,150
Accounts receivable, non-current	73,862	523,769
Accounts receivable related entities, non-current	138,346	283,118
Investments accounted for using the equity method	87,956,354	99,866,733	$ 102,410,945	$ 86,809,069
Intangible assets other than goodwill	604,514,165	675,075,375	668,822,553
Goodwill	98,325,593	121,221,661	117,229,173	93,598,217
Property, plant and equipment	605,576,545	722,718,863	710,770,968	$ 659,750,499
Deferred tax assets	1,925,869	1,364,340
Total Non-Current Assets	1,650,766,684	1,857,474,320	$ 1,732,918,235
USD
NON-CURRENT ASSETS
Intangible assets other than goodwill	3,959,421	3,959,421
Total Non-Current Assets	3,959,421	3,959,421
UF
NON-CURRENT ASSETS
Other non-current financial assets	7,515,981	1,216,865
Other non-current non-financial assets	338,014	318,533
Accounts receivable, non-current	32,219	465,371
Total Non-Current Assets	7,886,214	2,000,769
CLP
NON-CURRENT ASSETS
Other non-current non-financial assets	47,530	47,531
Accounts receivable related entities, non-current	138,346	283,118
Investments accounted for using the equity method	50,628,307	49,703,673
Intangible assets other than goodwill	306,202,181	307,324,953
Goodwill	9,523,767	9,523,767
Property, plant and equipment	255,963,912	282,861,852
Deferred tax assets	1,925,869	1,364,340
Total Non-Current Assets	624,429,912	651,109,234
BRL
NON-CURRENT ASSETS
Other non-current financial assets	144,684,180	98,918,457
Other non-current non-financial assets	88,001,852	122,922,979
Investments accounted for using the equity method	37,328,047	50,163,060
Intangible assets other than goodwill	139,166,117	189,240,893
Goodwill	54,980,669	74,653,328
Property, plant and equipment	179,286,945	251,080,517
Total Non-Current Assets	643,447,810	786,979,234
ARS
NON-CURRENT ASSETS
Other non-current financial assets	9,813,117	10,648,989
Other non-current non-financial assets	1,825,631	2,223,600
Accounts receivable, non-current	1,211	636
Intangible assets other than goodwill	2,591,026	2,708,445
Goodwill	27,343,642	29,750,238
Property, plant and equipment	103,227,548	119,784,304
Total Non-Current Assets	144,802,175	165,116,212
PGY
NON-CURRENT ASSETS
Other non-current non-financial assets	29,645	123,507
Accounts receivable, non-current	40,432	57,762
Intangible assets other than goodwill	152,595,420	171,841,663
Goodwill	6,477,515	7,294,328
Property, plant and equipment	67,098,140	68,992,190
Total Non-Current Assets	$ 226,241,152	$ 248,309,450